UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22473

Stone Harbor Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:   November 30

Date of reporting period: July 1, 2012-June 30, 2013

Item 1. Proxy Voting Record.

STONE HARBOR EMERGING MARKETS INCOME FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	9/5/2012	(1) approve the waiver of obligations under Rule 9 of the Takeover Code	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	1. To receive the audited accounts of the Company for the year ended 31 December 2012 and the reports of the Directors and Auditors thereon,	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	2. To approve the Directors’ Remuneration Report for the year ended 31 December 2012.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	3. To re-elect Mr Rodney Chase as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	4. To re-elect Dr Tony Hayward as an executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	5. To re-elect Mr Julian Metherell as an executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	6. To re-elect SIr Graham Hearne as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	7. To re-elect Mr Jim Leng as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	8. To re-elect Mr Mehmet Öğütçü a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	9. To re-elect Mr Mark Parris as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	10. To re-elect Mr George Rose as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	11. To re-elect Mr Nathaniel Rothschild as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	12. To re-elect Mrs Gulsun Nazli Karamehmet Williams as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	13. To re-elect Mr Murat Yazici as a non-executive director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	14. To re-elect Mr Chakib Sbiti as a non-executfve director.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	15. To re-appoint PricewaterhouseCoopers LLP as the Company’s Auditors until the conclusion of the next general meeting of the Company at which accounts are laid.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	16. To authorise the Board to sell the auditors’ fees.	Issuer	Yes	In favour	With

STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013

17. To authorise the Company and any company which is or becomes a subsidiary of the company during the period to which this resolution relates to:

(a) make donations to political parties and independent election candidates;

(b) make donations to political organisations other than political parties; and

(c) incur political expenditure, during the period commencing on the date 01 this resolution and ending on the date of the annual general meeting of the Company in 2014, provided that in each case any such donations and expenditure made by the Company or by any such subsidiary shall not exceed £150,000 per Company and which together shall not exceed In aggregate £200,000.

						Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	18. That the waiver granted by the Panel on Takeovers and Mergers of the obligation which may otherwise fall on Elyslon Energy Holding B.V., Focus Investments Limited or Petroleum Resources Management N.V.	Independent Shareholders	Yes	In favour	Against
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	19. Special Resolution to authorise the Company to purchase its voting ordinary shares.	Issuer	Yes	In favour	With
STONE HARBOR EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	4/22/2013	20. Special Resolution to permit the Company to hold general meetings, other than an annual general meeting, on not less than 14 clear days’ notice.	Issuer	Yes	In favour	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Emerging Markets Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 21, 2013